CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 54,133	$ 71,368
Restricted cash	423	2,458
Short-term investments	175,245	128,054
Accounts receivable, net of allowance of $943 and $712 for 2011 and 2012, respectively	99,578	72,736
Inventories	47,774	45,351
Other current assets	9,752	10,605
Deferred tax assets	9,055	4,528
Total current assets	395,960	335,100
Non-current assets:
Long-term investments	14,015	4,335
Goodwill	32,561	34,701
Property, plant and equipment, net	264,381	245,694
Intangible assets, net	7,268	10,568
Prepaid land use rights	5,564	5,488
Deferred tax assets	3,037	8,499
Other non-current assets	19,749	19,469
Total non-current assets	346,575	328,754
Total assets	742,535	663,854
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	59,089	28,661
Convertible notes-current		35,864
Accounts payable	21,808	22,803
Accrued liabilities	27,411	20,913
Deferred revenue	17,052	15,881
Advanced subsidies	9,265	6,417
Other taxes payable	1,581	2,196
Income tax payable	4,305	4,233
Other current liabilities	6,910	5,785
Total current liabilities	147,421	142,753
Non-current liabilities:
Long-term debt, excluding current portion	5,697	1,646
Advanced subsidies	2,663	3,215
Long-term payables	732	3,944
Other non-current liabilities	7,799	6,570
Total non-current liabilities	16,891	15,375
Total liabilities	164,312	158,128
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,714	345,832
Accumulated earnings	188,604	103,159
Accumulated other comprehensive income	46,683	45,325
Total equity	578,223	505,726
Total liabilities and equity	$ 742,535	$ 663,854